Label	Element	Value
UBS Emerging Markets Equity Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock

The UBS Funds

Prospectus and SAI Supplement | December 28, 2018

Supplement to the prospectuses and statements of additional information ("SAIs") relating to Class A and Class P shares

Includes:

–  UBS Emerging Markets Equity Opportunity Fund

Dear Investor,

The purpose of this supplement is to inform you of updates to the above-listed series (the "Funds") of The UBS Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Emerging Markets Equity Opportunity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

II. Class P Changes

Effective immediately, the Class A and P Prospectuses and SAIs are hereby revised as follows:

The sections captioned "Fees and expenses" in each Fund's Fund Summary in each Class A and P Prospectus are revised by adding the following to the paragraph under that section:

In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.